Hedge accounting (Details 5) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	R$ 356,851	R$ 282,444
Currency risk [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	19,363	19,208
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	101,443	54,243
Fair value hedges [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	101,443	54,243
Hedging instrument, assets	1,574	956
Hedging instrument, liabilities	737	563
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	(267)	(318)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	3	9
Fair value hedges [member] | Interest rate risk [member] | Interest Rate Swap 2 [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	90,201	45,430
Hedging instrument, assets	1,557	893
Hedging instrument, liabilities	737	563
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	(328)	(331)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	8	7
Fair value hedges [member] | Interest rate risk [member] | Interest Rate Futures [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	10,945	8,568
Hedging instrument, assets	17	62
Hedging instrument, liabilities
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	39	9
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(5)	2
Fair value hedges [member] | Currency risk [member] | Interest Rate Futures [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	297	245
Hedging instrument, assets		1
Hedging instrument, liabilities
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	22	4
Gain (loss) on hedge ineffectiveness recognised in profit or loss